Unaudited Interim Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary stock, shares authorized	260,000,000,000	260,000,000,000
Ordinary stock, par value (in Dollars per share)	$ 0.000000385	$ 0.000000385
Ordinary stock, shares issued	61,571,956	52,381,600
Ordinary stock, shares outstanding	61,571,956	52,381,600